UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	September 17, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	$366,568,000

List of Other Included Managers:

  No.	13F File Number		Name

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104     1706 88925.000SH
SOLE                 7190.000         81735.000
AT&T Corporation               COM              001957109     3559 121162.000SH
SOLE                 6609.000        114853.000
AVX Corp.                      COM              002444107     5058 194060.000SH
SOLE                12840.000        181600.000
AXA Financial, Inc.            COM              002451102     5520 108375.000SH
SOLE                21130.000         87245.000
Abbott Laboratories            COM              002824100     2101 44170.000SH
SOLE                 5970.000         38200.000
Agilent Technologies           COM              00846U101      932 19049.000SH
SOLE                 2216.000         16833.000
Alcoa, Inc.                    COM              013817101     2444 96569.000SH
SOLE                 5924.000         90925.000
Allstate Corporation           COM              020002101     4925 141722.000SH
SOLE                28900.000        112822.000
American Express Co.           COM              025816109     4805 79098.000SH
SOLE                 6010.000         73088.000
American Power Conversion      COM              029066107     6644 346255.000SH
SOLE                41520.000        305125.000
Anheuser Busch Companies Inc.  COM              035229103     8362 197628.000SH
SOLE                20030.000        177598.000
Associates First Capital Corp  COM              046008108      491 12911.519SH
SOLE                  542.000         12369.519
BP Amoco p.l.c.                COM              055622104     2689 50744.000SH
SOLE                 7542.000         43202.000
BankAmerica Corp               COM              060505104     3038 58013.000SH
SOLE                 7317.000         50696.000
Boeing Co.                     COM              097023105     1873 29725.000SH
SOLE                 6570.000         23155.000
Canadian Pacific Limited       COM              135923100     3735 143647.000SH
SOLE                10460.000        133187.000
Cendant Corp.                  COM              151313103     4283 393850.000SH
SOLE                22970.000        371580.000
Chevron Corporation            COM              166751107     1225 14365.000SH
SOLE                  160.000         14205.000
Citigroup                      COM              172967101      298 5510.000 SH
SOLE                                   5510.000
Computer Associates Internatio COM              204912109     4883 193879.000SH
SOLE                18654.000        175585.000
Compuware                      COM              205638109     2955 352815.SH
SOLE                46120.000        306695.000
Conoco, Inc. Class B           COM              208251405      740 27473.100SH
SOLE                 4259.000         23214.100
Dow Chemical                   COM              260543103      810 32469.000SH
SOLE                 3312.000         29157.000
Dupont E I De Nemours          COM              263534109      339 8171.000 SH
SOLE                 1676.000          6495.000
Eastman Kodak                  COM              277461109     2621 64125.000SH
SOLE                11170.000         52955.000
Equity Residential Properties  COM              29476L107      521 10858.000SH
SOLE                                  10858.000
FedEx Corporation              COM              31428X106     4479 101015.000SH
SOLE                13030.000         88205.000
Federal National Mortgage Asso COM              313586109      692 9684.000 SH
SOLE                 2480.000          7204.000
Ford Motor Co.                 COM              345370860     3670 144986.460SH
SOLE                19532.434        125454.026
Freddie Mac                    COM              313400301    11509 212876.000SH
SOLE                19555.000        193551.000
Gannett Co. Inc.               COM              364730101     2273 42895.000SH
SOLE                 1405.000         41660.000
General Dynamics               COM              369550108     7239 115248.000SH
SOLE                14220.000        101028.000
General Electric               COM              369604103      214 3702.000 SH
SOLE                   75.000          3627.000
Hewlett Packard                COM              428236103     4838 49875.000SH
SOLE                 5845.000         44030.000
Honeywell Inc.                 COM              438516106     7796 218844.000SH
SOLE                25958.000        193146.000
Illinois Tool Works            COM              452308109     1726 30891.000SH
SOLE                 2375.000         28676.000
Intel Corp.                    COM              458140100      935 22507.000SH
SOLE                 1040.000         21467.000
International Business Machine COM              459200101     1852 16465.000SH
SOLE                 3050.000         13415.000
J.P. Morgan & Co., Inc.        COM              616880100     2523 15440.000SH
SOLE                 1920.000         13520.000
Kimberly Clark Corp.           COM              494368103     3540 63428.000SH
SOLE                 6340.000         57088.000
Knight-Ridder, Inc.            COM              499040103      334 6565.000 SH
SOLE                 1055.000          5510.000
Limited Inc.                   COM              532716107     4430 200790.000SH
SOLE                24740.000        176490.000
Lowe's Companies Inc.          COM              548661107     1878 41840.000SH
SOLE                 1945.000         40105.000
Masco Corp.                    COM              574599106      207 11139.000SH
SOLE                  180.000         10959.000
McDonald's Corp.               COM              580135101     2723 90200.000SH
SOLE                12820.000         77680.000
Merrill Lynch & Co., Inc.      COM              590188108      786 11906.000SH
SOLE                  520.000         11386.000
Minnesota Mining & Manufacturi COM              604059105     1976 21685.000SH
SOLE                 1430.000         20255.000
Newell Rubbermaid Inc.         COM              651229106      680 29797.000SH
SOLE                 8570.000         21227.000
Oracle Corp.                   COM              68389X105      433 5500.000 SH
SOLE                                   5500.000
PNC Bank Corp.                 COM              693475105      386 5935.000 SH
SOLE                  580.000          5355.000
PPG Industries Inc.            COM              693506107      531 13377.000SH
SOLE                  635.000         12742.000
Palm, Inc.                     COM              696642107     1341 25340.000SH
SOLE                 1492.000         23848.000
Philip Morris Companies        COM              718154107      921 31300.000SH
SOLE                 6925.000         24375.000
Procter & Gamble               COM              742718109    10556 157558.000SH
SOLE                18291.000        139427.000
Schering-Plough Corporation    COM              806605101      497 10685.000SH
SOLE                 1940.000          8745.000
Seagate Technology, Inc.       COM              811804103    13178 190990.000SH
SOLE                27800.000        163190.000
Texaco, Inc.                   COM              881694103      765 14565.000SH
SOLE                 1195.000         13370.000
Textron Inc.                   COM              883203101      786 17033.000SH
SOLE                  348.000         16845.000
Transocean Sedco Forex, Inc.   COM              G90078109      285 4860.000 SH
SOLE                  765.000          4095.000
Unisys Corp.                   COM              909214108     3172 281935.000SH
SOLE                35180.000        246755.000
United Technologies Corp.      COM              913017109     3019 43600.000SH
SOLE                 7668.000         35932.000
Verizon Communications         COM              92343V104     6337 130822.500SH
SOLE                14579.000        116243.500
Visteon                        COM              92839U107      162 10717.604SH
SOLE                 1457.000          9260.604
Washington Mutual              COM              939322103     5478 137590.000SH
SOLE                23630.000        113960.000
Weyerhauser Corp.              COM              962166104     1226 30376.000SH
SOLE                 1486.000         29080.000
WorldCom Inc.                  COM              98157D106     7399 243592.000SH
SOLE                25105.000        218717.000
Adams Express Co.                               006212104    51157 1324463.SH
SOLE               156000.000        1168463.968
Bancroft Convertible                            059695106      581 24448.000SH
SOLE                                  24448.000
Castle Convertible Fund                         148443104      610 26400.000SH
SOLE                                  26400.000
Central Securities                              155123102     1866 51840.468SH
SOLE                 6830.000         45010.468
Ellsworth Convertible Fund                      289074106     2120 214639.000SH
SOLE                 3100.000        211539.000
Gabelli Convertible Securities                  36240B109      618 63000.000SH
SOLE                                  63000.000
Gabelli Global Multimedia Trus                  36239Q109     7008 519138.775SH
SOLE                60803.000        458335.775
H&Q Healthcare Investors                        404052102     3582 98975.SH
SOLE                26190.000         72785.000
Invesco Global Health Sciences                  46128N109    23623 1159397.SH
SOLE               140171.000        1020326.241
John Hancock Bank & Thrift Opp                  409735107    16627 2094750.SH
SOLE               245180.000        1852670.000
Liberty All-Star Equity Fund                    530158104     4221 321590.000SH
SOLE                62720.000        258870.000
Liberty All-Star Growth Fund I                  529900102     1383 112867.000SH
SOLE                 4712.000        108155.000
Lincoln National Convertible                    534183108      538 29300.000SH
SOLE                                  29300.000
Morgan Grenfell Smallcap Fund                   617357108     1517 110846.000SH
SOLE                12337.000         98509.000
New Germany Fund                                644465106     5932 484219.000SH
SOLE                64105.000        420114.000
Petroleum & Resources                           716549100     4904 116590.000SH
SOLE                17890.000         99280.000
Putnam Convertible Opportunity                  746479104      426 21566.000SH
SOLE                                  21566.000
Royce Value Trust                               780910105     6609 457732.453SH
SOLE                52564.        405168.453
TCW Convertible Securities Fun                  872340104      131 10900.000SH
SOLE                                  10900.000
Tri-Continental                                 895436103    33486 1281754.SH
SOLE               147745.000        1134839.237
Wendy's Cv Pfd (TECONS) 5% A                    950588202      300 6306.000 SH
SOLE                                   6306.000